Employee benefit plans - Estimated Future Contributions (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Pension plans
Defined Benefit Plan Disclosure [Line Items]
Estimated Bank contributions for the full year ending December 31, 2026	$ 0
Estimated benefit payments by year:
2026	7,444
2027	7,836
2028	7,486
2029	7,610
2030	7,486
2031-2035	36,784
Post- retirement medical benefit plan
Defined Benefit Plan Disclosure [Line Items]
Estimated Bank contributions for the full year ending December 31, 2026	5,544
Estimated benefit payments by year:
2026	5,544
2027	5,744
2028	5,905
2029	6,054
2030	6,175
2031-2035	$ 31,976